Fees Summary	Jan. 08, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 12,719,500
Previously Paid Amount	0.00
Total Fee Amount	1,756.56
Total Offset Amount	0.00
Net Fee	1,756.56
Narrative - Max Aggregate Offering Price	$ 12,719,500
Final Prospectus	true